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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven N. Stein
Title:   Chairman and Chief Executive Officer
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

        /s/ Steven N. Stein    Cincinnati, Ohio  May 4, 1999
       ---------------------   ----------------- -----------

Report Type (Check only one.):
[X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                              ----
Form 13F Information Table Entry Total:        56
                                              ---
Form 13F Information Table Value Total:     $125,298
                                            --------
                                           (thousands)
List of Other Included Managers:  None
















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

----------------------------------        --------------     -----------    -----------     --------------------------------
COLUMN 1                                  COLUMN 2           COLUMN 3       COLUMN 4                      COLUMN 5
----------------------------------        --------------     -----------    -----------     --------------------------------
Name of Issuer                            Title of Class     CUSIP          FMV (000's)     Shares      SH\PRN     PUT\ CALL
BankUnited Financial Corp-CL A            Common             06652B103      $    5,241          735,600 SH
Boston Private Financial Hldgs Inc.       Common             101119105      $    4,440          602,000 SH
First American                            Call               318522907      $      996           27,000 SH         Call
First American                            Call               318522907      $    7,375          200,000 SH         Call
First Citizens Bancshares Inc             Common             31946M103      $    8,222          102,450 SH
Financial Industries Corp                 Common             317574101      $    1,115           92,890 SH
Golden State Bancorp Inc                  Common             381197102      $    2,893          130,000 SH
WTS Golden State Bancorp Inc.             WTS exp 000000     381197136      $      354           73,100 WTS
Greenpoint Financial Corp. RSTD           Common             9380460        $    3,475          100,000 SH
Hawthorne Financial Corp.                 Common             420542102      $    4,294          286,254 SH
Huntington Bancshares                     Call               446150904      $    3,094          100,000 SH         Call
Intercontinental Life Corp                Common             458593100      $    1,029          123,750 SH
Independence Holding Co New               Common             453440307      $      133           10,295 SH
Life Financial Corp                       Common             53184P101      $    1,911          611,425 SH
Lincoln Bancorp-Ind                       Common             532879103      $    1,521          145,700 SH
Local Financial Corp 144A                 Common             539553206      $    2,654          285,000 SH
Local Financial Corp                      Common             539553305      $   14,502        1,557,300 SH
Metrocorp Bancshares Inc.                 Common             591650106      $    3,294          340,000 SH
Matrix Bancorp Inc.                       Common             576819106      $    5,623          459,041 SH
Northrim Bank-Anchorage Alaska            Common             666764105      $      598           50,923 SH
Prime Bancshares Inc-Tex                  Common             74157H108      $    1,029           72,500 SH
Sterling Financial  Corp-Wash             Common             859319105      $    3,707          239,130 SH
UNICO American  Corp                      Common             904607108      $      132           13,000 SH
UST Corp                                  Common             91288L105      $    1,841           84,300 SH
USA Bancshares Inc PA RSTD                Common             917289100      $    1,052          127,525 SH
Abbott Labs                               Common             002814100      $    1,049           22,400 SH
Abercrombie & Fitch Co Cl A               Common             002896207      $      129            1,401 SH
Argonaut Group Incorporated               Common             040157109      $      265           10,300 SH
Associates First Capital Corp             Common             046008108      $      283            6,290 SH
Bank One Corporation                      Common             06423A103      $    2,246           40,793 SH
Bristol-Meyers Squibb Corp                Common             110122108      $      616            9,600 SH
Charter One Financial Inc.                Common             160903100      $    1,425           49,366 SH
Cincinnati Bell Incorporated              Common             171870108      $      372           16,600 SH
Cinergy Corporation                       Common             172474108      $      396           14,400 SH
Convergys Corp.                           Common             212485106      $      284           16,600 SH
Fifth Third Bancorp                       Common             316773100      $    1,691           25,650 SH
First Indiana Company                     Common             32054R108      $    1,142           60,108 SH
Firstar Corporation                       Common             33763T104      $    2,238           25,000 SH
Ford Motor Company                        Common             345370100      $      680           12,000 SH
General Mills Incorporated                Common             370334104      $    1,133           15,000 SH
Miller Herman Incorporated                Common             600544100      $    2,190          120,000 SH
Huntington Bancshares                     Common             446150104      $    2,660           85,970 SH
Keycorp                                   Common             493267108      $      788           26,000 SH


----------------------------------        --------------     -----------    -------------------------------------------
COLUMN 1                                  COLUMN 6           COLUMN 7                        COLUMN 8
----------------------------------        --------------     -----------    -------------------------------------------
Name of Issuer                             Investment Dis   Oth Mgrs     Sole                 Shared         None
BankUnited Financial Corp-CL A             Sole                                   735,600        -            -
Boston Private Financial Hldgs Inc.        Sole                                   602,000        -            -
First American                             Sole                                    27,000        -            -
First American                             Sole                                   200,000        -            -
First Citizens Bancshares Inc              Sole                                   102,450        -            -
Financial Industries Corp                  Sole                                    92,890        -            -
Golden State Bancorp Inc                   Sole                                   130,000        -            -
WTS Golden State Bancorp Inc.              Sole                                    73,100        -            -
Greenpoint Financial Corp. RSTD            Sole                                   100,000        -            -
Hawthorne Financial Corp.                  Sole                                   286,254        -            -
Huntington Bancshares                      Sole                                   100,000        -            -
Intercontinental Life Corp                 Sole                                   123,750        -            -
Independence Holding Co New                Sole                                    10,295        -            -
Life Financial Corp                        Sole                                   611,425        -            -
Lincoln Bancorp-Ind                        Sole                                   145,700        -            -
Local Financial Corp 144A                  Sole                                   285,000        -            -
Local Financial Corp                       Sole                                 1,557,300        -            -
Metrocorp Bancshares Inc.                  Sole                                   340,000        -            -
Matrix Bancorp Inc.                        Sole                                   459,041        -            -
Northrim Bank-Anchorage Alaska             Sole                                    50,923        -            -
Prime Bancshares Inc-Tex                   Sole                                    72,500        -
Sterling Financial  Corp-Wash              Sole                                   239,130        -            -
UNICO American  Corp                       Sole                                    13,000        -            -
UST Corp                                   Sole                                    84,300        -            -
USA Bancshares Inc PA RSTD                 Sole                                   127,525        -            -
Abbott Labs                                Sole                                    22,400        -            -
Abercrombie & Fitch Co Cl A                Sole                                     1,401        -            -
Argonaut Group Incorporated                Sole                                    10,300        -            -
Associates First Capital Corp              Sole                                     6,290        -            -
Bank One Corporation                       Sole                                    40,793        -            -
Bristol-Meyers Squibb Corp                 Sole                                     9,600        -            -
Charter One Financial Inc.                 Sole                                    49,366        -            -
Cincinnati Bell Incorporated               Sole                                    16,600        -            -
Cinergy Corporation                        Sole                                    14,400        -            -
Convergys Corp.                            Sole                                    16,600        -            -
Fifth Third Bancorp                        Sole                                    25,650        -            -
First Indiana Company                      Sole                                    60,108        -            -
Firstar Corporation                        Sole                                    25,000        -            -
Ford Motor Company                         Sole                                    12,000        -            -
General Mills Incorporated                 Sole                                    15,000        -            -
Miller Herman Incorporated                 Sole                                   120,000        -            -
Huntington Bancshares                      Sole                                    85,970        -            -
Keycorp                                    Sole                                    26,000        -            -





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

COLUMN 1                                  COLUMN 2           COLUMN 3       COLUMN 4                      COLUMN 5
----------------------------------        --------------     -----------    -----------     --------------------------------
Name of Issuer                            Title of Class     CUSIP          FMV (000's)     Shares      SH\PRN     PUT\ CALL
----------------------------------        --------------     -----------    -----------     --------------------------------

Eli Lilly & Company                       Common             532457108      $    3,622           42,680 SH
Office Depot Incorporated                 Common             676220106      $      936           25,000 SH
PNC Bank Corporation                      Common             693475105      $    1,334           24,000 SH
Sears, Roebuck & Company                  Common             812387108      $      556           12,300 SH
The Limited  Incorporated                 Common             532716107      $    4,062          102,500 SH
Unitrin Incorporated                      Common             913275103      $      854           27,316 SH
Ventas Inc.                               Common             92276F100      $      336           56,000 SH
X-Rite Inc.                               Common             983857103      $      780          120,000 SH
Superior Financial Corp                   Common             86861100       $    3,008          312,500 SH
East West Bancorp                         Common             27579R104      $    1,117          125,000 SH
Gateway American                          Common             367569100      $      863          150,000 SH
UCBH Holdings, Inc.                       Common             90262T100      $    5,317          386,667 SH
UCBH Holdings, Inc.                       Common             90262T308      $    2,406          175,000 SH


COLUMN 1                                  COLUMN 6          COLUMN 7                         COLUMN 8
----------------------------------        --------------    -----------  -------------------------------------------
Name of Issuer                             Investment Dis   Oth Mgrs     Sole                 Shared         None
----------------------------------        --------------    -----------  -------------------------------------------

Eli Lilly & Company                       Sole                               42,680              -            -
Office Depot Incorporated                 Sole                               25,000              -            -
PNC Bank Corporation                      Sole                               24,000              -            -
Sears, Roebuck & Company                  Sole                               12,300              -            -
The Limited  Incorporated                 Sole                              102,500              -            -
Unitrin Incorporated                      Sole                               27,316              -            -
Ventas Inc.                               Sole                               56,000              -            -
X-Rite Inc.                               Sole                              120,000              -            -
Superior Financial Corp                   Sole                              312,500              -            -
East West Bancorp                         Sole                              125,000              -            -
Gateway American                          Sole                              150,000              -            -
UCBH Holdings, Inc.                       Sole                              386,667              -            -
UCBH Holdings, Inc.                       Sole                              175,000              -            -
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